UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09013
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Senior Income Trust (EVF) Semiannual Report December 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2011

Eaton Vance
Senior Income Trust

Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Financial Statements	5
Annual Meeting of Shareholders	34
Officers and Trustees	35
Important Notices	36

Eaton Vance
Senior Income Trust

December 31, 2011

Performance1,2

Portfolio Managers Scott H. Page, CFA; John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	10/30/1998	-1.37%	3.61%	2.81%	4.99%
Fund at Market Price	—	-6.41	-2.91	2.67	5.16
S&P/LSTA Leveraged Loan Index	—	-1.06%	1.52%	4.16%	4.95%

% Premium/Discount to NAV

-5.64%

Distributions3

Total Distributions per share for the period	$0.255
Distribution Rate at NAV	6.07%
Distribution Rate at Market Price	6.43%

% Total Leverage4

Auction Preferred Shares (APS)	27.47%
Borrowings	8.99

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Senior Income Trust

December 31, 2011

Fund Profile

Top 10 Holdings (% of total investments)5

Intelsat Jackson Holdings SA	1.3%
SunGard Data Systems, Inc.	1.2
Community Health Systems, Inc.	1.2
Rite Aid Corp.	1.2
Calpine Corp. (corporate bond)	1.1
Aramark Corp.	1.1
Chrysler Group, LLC	1.0
Nielsen Finance, LLC	0.9
Asurion, LLC	0.9
Reynolds Group Holdings, Inc.	0.8

Total	10.7%

Top 10 Sectors (% of total investments)5

Health Care	10.6%
Business Equipment and Services	9.7
Electronics/Electrical	6.0
Leisure Goods/Activities/Movies	4.6
Publishing	4.4
Automotive	4.4
Financial Intermediaries	4.2
Retailers (Except Food and Drug)	3.9
Cable and Satellite Television	3.8
Telecommunications	3.6

Total	55.2%

Credit Quality (% of loan holdings)6

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Senior Income Trust

December 31, 2011

Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, net realized capital gains and return of capital.

[4]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[5]	Excludes cash and cash equivalents.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 143.5%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Aerospace and Defense — 2.4%

Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017	248	$248,435
DAE Aviation Holdings, Inc.
Term Loan, 5.43%, Maturing July 31, 2014	698	680,059
Term Loan, 5.43%, Maturing July 31, 2014	731	711,473
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017	274	269,521
Dundee Holdco 4, Ltd.
Term Loan, 4.29%, Maturing May 15, 2015	206	171,829
Term Loan, 4.79%, Maturing May 13, 2016	206	171,829
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	916	869,801
Sequa Corp.
Term Loan, 3.63%, Maturing December 3, 2014	397	387,791
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	745	743,997
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	1,588	1,576,825
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017	397	388,935

		$6,220,495

Air Transport — 0.7%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	444	$401,049
Orbitz Worldwide, Inc.
Term Loan, 3.39%, Maturing July 25, 2014	1,473	1,265,022

		$1,666,071

Automotive — 6.6%

Allison Transmission, Inc.
Term Loan, 2.78%, Maturing August 7, 2014	2,403	$2,351,468
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017	4,111	3,899,952
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017	936	934,177
Federal-Mogul Corp.
Term Loan, 2.21%, Maturing December 29, 2014	2,209	2,049,799
Term Loan, 2.22%, Maturing December 28, 2015	577	535,821
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.93%, Maturing April 30, 2014	2,300	2,225,250
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017	248	245,644
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017	1,268	1,255,252
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018	658	660,981
Tomkins, LLC
Term Loan, 4.25%, Maturing September 29, 2016	966	964,918
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017	522	519,763
Veyance Technologies, Inc.
Term Loan, 2.80%, Maturing July 31, 2014	101	93,735
Term Loan, 2.80%, Maturing July 31, 2014	704	654,438
Term Loan - Second Lien, 6.05%, Maturing July 31, 2015	425	367,094

		$16,758,292

Beverage and Tobacco — 0.0%(2)

Maine Beverage Co., LLC
Term Loan, 2.12%, Maturing March 31, 2013	85	$81,429

		$81,429

Building and Development — 1.1%

Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	323	$320,748
Beacon Sales Acquisition, Inc.
Term Loan, 2.35%, Maturing September 30, 2013	333	324,056
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016	838	838,664
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	444	425,458
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	870	870,041

		$2,778,967

Business Equipment and Services — 15.1%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018	647	$631,390
Acxiom Corp.
Term Loan, 3.48%, Maturing March 15, 2015	360	359,496
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	916	902,014
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	2,288	2,033,352

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		496	$496,870
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		372	368,704
Term Loan, 3.04%, Maturing February 21, 2015		786	731,598
Audatex North America, Inc.
Term Loan, 3.19%, Maturing May 16, 2014	EUR	406	514,638
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		375	374,531
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.87%, Maturing February 7, 2014		455	371,201
Term Loan, 3.80%, Maturing February 7, 2014		389	328,485
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		569	571,029
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		596	579,124
ClientLogic Corp.
Term Loan, 7.83%, Maturing January 30, 2014	EUR	586	740,812
Term Loan, 7.14%, Maturing January 30, 2017		303	284,352
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 7, 2016		329	324,566
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013		1,950	1,845,824

Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017		425	423,937
Fidelity National Information Solutions, Inc.
Term Loan, 4.25%, Maturing July 18, 2016		1,084	1,086,549
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018		723	724,453
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		862	860,801
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		1,443	1,426,519
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017		546	533,747
Term Loan, Maturing December 21, 2017(3)		425	415,437
Term Loan - Second Lien, 10.58%, Maturing June 8, 2018		500	496,250
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,049	1,044,101
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		404	397,694
Mitchell International, Inc.
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015		500	461,875
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		1,391	$1,402,164
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		763	707,219
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015		1,441	1,394,085
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		735	731,086
Quantum Corp.
Term Loan, 3.80%, Maturing July 14, 2014		43	42,040
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		2,164	2,130,722
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		421	403,920
Sabre, Inc.
Term Loan, 2.33%, Maturing September 30, 2014		2,590	2,146,088
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		347	346,507
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		322	322,353
SunGard Data Systems, Inc.
Term Loan, 2.03%, Maturing February 28, 2014		3,030	2,960,188
Term Loan, 4.00%, Maturing February 26, 2016		1,860	1,817,123
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		423	418,910
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		943	942,286
Travelport, LLC
Term Loan, 4.87%, Maturing August 21, 2015		1,103	922,270
Term Loan, 5.08%, Maturing August 21, 2015		299	249,715
Term Loan, 6.05%, Maturing August 21, 2015	EUR	371	401,304
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(4)		61	60,412
Term Loan, 6.00%, Maturing July 28, 2017		313	309,437
West Corp.
Term Loan, 4.58%, Maturing July 15, 2016		360	358,352
Term Loan, 4.68%, Maturing July 15, 2016		1,023	1,019,518

			$38,415,048

Cable and Satellite Television — 6.0%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		635	$624,075
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		619	613,530

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Cable and Satellite Television (continued)

Bragg Communications, Inc.
Term Loan, 3.02%, Maturing August 31, 2014		1,149	$1,137,510
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		249	247,506
CSC Holdings, Inc.
Term Loan, 2.04%, Maturing March 29, 2016		1,945	1,902,444
Insight Midwest Holdings, LLC
Term Loan, 2.02%, Maturing April 7, 2014		1,664	1,649,743
Lavena Holdings 4 GmbH
Term Loan, 4.20%, Maturing March 6, 2015	EUR	521	524,076
Term Loan, 4.45%, Maturing March 4, 2016	EUR	521	524,076
Term Loan, 8.83%, Maturing March 6, 2017	EUR	209	139,724
Term Loan - Second Lien, 5.58%, Maturing September 2, 2016	EUR	271	222,219
MCC Iowa, LLC
Term Loan, 1.97%, Maturing January 30, 2015		793	750,452
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		394	382,837
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		739	723,052
Mediacom Illinois, LLC
Term Loan, 1.97%, Maturing January 30, 2015		1,876	1,773,056
Term Loan, 5.50%, Maturing March 31, 2017		978	967,420
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		695	677,381
UPC Broadband Holding B.V.
Term Loan, 4.96%, Maturing December 31, 2016	EUR	726	889,244
UPC Financing Partnership
Term Loan, 3.87%, Maturing December 30, 2016		379	367,146
Term Loan, 3.77%, Maturing December 29, 2017		1,037	1,002,253
Term Loan, 4.75%, Maturing December 29, 2017		200	196,875

			$15,314,619

Chemicals and Plastics — 5.8%

Arizona Chemical, Inc.
Term Loan, Maturing December 22, 2017(3)		675	$677,109
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		947	952,073
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		277	276,053
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		500	498,750
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		420	419,203
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		229	223,112
Term Loan, 2.59%, Maturing June 30, 2016		855	816,546
Term Loan, 2.88%, Maturing April 19, 2017		625	600,120
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		782	800,132
Term Loan, 8.00%, Maturing December 16, 2014		783	801,126

Momentive Performance Materials, Inc. (Nautilus)
Term Loan, 3.81%, Maturing May 5, 2015		997	955,610
Momentive Specialty Chemicals, Inc.
Term Loan, Maturing May 6, 2013(3)		54	51,804
Term Loan, Maturing May 6, 2013(3)		133	128,171
Term Loan, Maturing May 6, 2013(3)		313	301,009
Term Loan, 4.06%, Maturing May 5, 2015		722	697,089
Term Loan, 4.38%, Maturing May 5, 2015		324	312,596
Term Loan, 4.38%, Maturing May 5, 2015		478	456,015
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		623	620,320
Polyone Corp.
Term Loan, 5.00%, Maturing December 20, 2017		325	326,081
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		1,169	1,174,728
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		1,683	1,457,197
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		2,260	2,186,272

			$14,731,116

Clothing / Textiles — 0.1%

Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		273	$273,524

			$273,524

Conglomerates — 2.7%

Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		115	$112,861
Term Loan, 7.75%, Maturing September 22, 2014		100	97,506
Term Loan, 8.25%, Maturing September 22, 2014		46	45,131
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		713	700,922
Term Loan, 2.89%, Maturing July 19, 2013		1,683	1,661,519
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		93	90,906
Term Loan, 3.08%, Maturing April 30, 2014		1,870	1,818,120

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Conglomerates (continued)

Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	1,117	$1,119,409
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	1,119	1,112,028

		$6,758,402

Containers and Glass Products — 2.9%

Berry Plastics Corp.
Term Loan, 2.28%, Maturing April 3, 2015	953	$910,563
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018	72	71,149
Term Loan, 4.50%, Maturing February 23, 2018	781	771,826
Graphic Packaging International, Inc.
Term Loan, 3.14%, Maturing May 16, 2014	1,147	1,147,768
Hilex Poly Co., LLC
Term Loan, 11.25%, Maturing November 16, 2015	450	443,813
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	396	393,030
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018	893	886,757
Term Loan, 6.50%, Maturing August 9, 2018	2,393	2,383,257
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018	321	324,749

		$7,332,912

Cosmetics / Toiletries — 0.7%

Bausch & Lomb, Inc.
Term Loan, 3.55%, Maturing April 24, 2015	193	$189,342
Term Loan, 3.77%, Maturing April 24, 2015	792	775,889
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.27%, Maturing November 28, 2014	525	337,750
Prestige Brands, Inc.
Term Loan, 4.75%, Maturing March 24, 2016	609	606,708

		$1,909,689

Drugs — 1.4%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	792	$780,120
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	648	650,320
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018	485	486,055
Graceway Pharmaceuticals, LLC
Term Loan, 14.00%, Maturing November 3, 2013(5)	181	565
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)	500	11,250
Warner Chilcott Co., LLC
Term Loan, 4.25%, Maturing March 15, 2018	408	404,004
Term Loan, 4.25%, Maturing March 15, 2018	817	808,008
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018	561	555,506

		$3,695,828

Electronics / Electrical — 9.6%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018	1,346	$1,271,728
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	761	758,563
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017	1,457	1,431,073
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	273	263,825
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018	1,067	1,062,492
Datatel, Inc.
Term Loan, Maturing July 13, 2018(3)	650	651,219
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	1,184	1,179,731
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	821	808,566
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,318	1,244,766
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016	619	584,461
FCI International S.A.S.
Term Loan, 3.72%, Maturing November 1, 2013	65	62,439
Term Loan, 3.72%, Maturing November 1, 2013	65	62,439
Term Loan, 3.72%, Maturing November 1, 2013	68	64,856
Term Loan, 3.72%, Maturing November 1, 2013	68	64,856
Freescale Semiconductor, Inc.
Term Loan, 4.52%, Maturing December 1, 2016	1,778	1,715,652
Infor Enterprise Solutions Holdings
Term Loan, 5.80%, Maturing March 3, 2014	250	200,625
Term Loan, 5.05%, Maturing July 28, 2015	481	442,275
Term Loan, 6.05%, Maturing July 28, 2015	372	353,634
Term Loan, 6.05%, Maturing July 28, 2015	713	671,556
Term Loan, 7.25%, Maturing July 28, 2015	1,000	955,000

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Electronics / Electrical (continued)

Infor Enterprise Solutions Holdings (continued)
Term Loan - Second Lien, 6.54%, Maturing March 3, 2014	92	$74,556
Term Loan - Second Lien, 6.55%, Maturing March 3, 2014	158	129,098
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018	798	799,995
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	499	499,997
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,365	1,301,571
Term Loan, 5.50%, Maturing March 3, 2017	524	508,959
Open Solutions, Inc.
Term Loan, 2.55%, Maturing January 23, 2014	1,143	985,701
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,791	1,777,567
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016	715	675,858
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	406	405,875
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	125	124,999
Term Loan, 6.50%, Maturing May 26, 2017	489	490,416
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	373	371,259
VeriFone Inc.
Term Loan, 4.25%, Maturing December 31, 2018	250	250,156
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,072	1,049,606
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	1,100	1,020,250

		$24,315,619

Equipment Leasing — 0.7%

BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	424	$420,493
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	425	427,763
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	1,000	1,006,042

		$1,854,298

Farming / Agriculture — 0.3%

Earthbound Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016	371	$366,609
Wm. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	312	310,853

		$677,462

Financial Intermediaries — 6.5%

AmWINS Group, Inc.
Term Loan - Second Lien, 6.07%, Maturing June 8, 2014	500	$473,750
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	650	627,250
CB Richard Ellis Services, Inc.
Term Loan, 3.55%, Maturing March 5, 2018	345	338,211
Term Loan, 3.78%, Maturing September 4, 2019	326	319,422
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018	846	807,691
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	619	618,680
First Data Corp.
Term Loan, 3.04%, Maturing September 24, 2014	245	221,502
Term Loan, 3.04%, Maturing September 24, 2014	992	897,537
Term Loan, 3.04%, Maturing September 24, 2014	1,000	905,694
Term Loan, 4.29%, Maturing March 23, 2018	1,020	857,821
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016	1,120	1,077,631
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	558	557,911
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	981	967,795
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing June 25, 2015	1,356	1,362,358
Term Loan, 5.25%, Maturing June 28, 2017	1,025	1,027,973
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	323	323,375
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	460	460,164
Nuveen Investments, Inc.
Term Loan, 3.51%, Maturing November 13, 2014	1,209	1,155,640
Term Loan, 6.01%, Maturing May 12, 2017	1,412	1,361,690
Term Loan, Maturing May 13, 2017(3)	225	226,688
RJO Holdings Corp.
Term Loan, 6.29%, Maturing December 10, 2015(7)	4	3,038
Term Loan, 7.04%, Maturing December 10, 2015(7)	118	89,213
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	1,766	1,756,743

		$16,437,777

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Products — 5.3%

Dean Foods Co.
Term Loan, 2.08%, Maturing April 2, 2014		1,289	$1,233,070
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018		3,336	3,177,296
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018		1,187	1,184,633
High Liner Foods, Inc.
Term Loan, 7.75%, Maturing January 3, 2018		325	323,375
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		498	486,306
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		324	320,741
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		883	875,680
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		919	917,027
Pinnacle Foods Holdings Corp.
Term Loan, 2.80%, Maturing April 2, 2014		2,914	2,849,302
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		2,204	2,200,033

			$13,567,463

Food Service — 5.4%

Aramark Corp.
Term Loan, 2.11%, Maturing January 27, 2014		88	$86,515
Term Loan, 2.45%, Maturing January 27, 2014		1,081	1,061,058
Term Loan, 3.08%, Maturing January 27, 2014	GBP	475	700,791
Term Loan, 3.49%, Maturing July 26, 2016		157	153,318
Term Loan, 3.83%, Maturing July 26, 2016		2,386	2,331,296
Buffets, Inc.
Term Loan, 16.00%, Maturing April 21, 2015(5)		620	301,247
Term Loan, 11.66%, Maturing April 22, 2015(5)(7)		68	31,069
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		2,298	2,263,052
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		900	899,250
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017		736	726,835
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		1,351	1,332,635
OSI Restaurant Partners, LLC
Term Loan, 3.54%, Maturing June 14, 2013		236	224,114
Term Loan, 2.74%, Maturing June 14, 2014		2,350	2,232,469
U.S. Foodservice, Inc.
Term Loan, 2.79%, Maturing July 3, 2014		1,000	928,037
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		398	397,819

			$13,669,505

Food / Drug Retailers — 5.6%

Alliance Boots Holdings, Ltd.
Term Loan, 3.63%, Maturing July 9, 2015	GBP	1,775	$2,485,226
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		3,100	3,069,000
Pantry, Inc. (The)
Term Loan, 2.05%, Maturing May 15, 2014		108	104,368
Term Loan, 2.05%, Maturing May 15, 2014		373	362,442
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		3,907	3,710,423
Term Loan, 4.50%, Maturing March 2, 2018		1,069	1,023,136
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		1,866	1,866,130
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		1,638	1,608,148

			$14,228,873

Health Care — 16.9%

1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		450	$447,421
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		300	292,500
Term Loan, 4.50%, Maturing June 30, 2017		1,197	1,171,938
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		530	467,007
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 18, 2015		349	346,935
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		202	200,121
Term Loan, 8.50%, Maturing April 14, 2015		202	200,121
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015		2,926	2,855,609
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		769	696,974
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(5)		66	55,031
Catalent Pharma Solutions
Term Loan, 2.55%, Maturing April 10, 2014		1,269	1,224,040

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

Community Health Systems, Inc.
Term Loan, 2.55%, Maturing July 25, 2014		162	$157,983
Term Loan, 2.76%, Maturing July 25, 2014		3,163	3,076,692
Term Loan, 3.96%, Maturing January 25, 2017		1,586	1,538,149
ConMed Corp.
Term Loan, 1.80%, Maturing April 12, 2013		238	233,403
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		347	344,547
CRC Health Corp.
Term Loan, 5.08%, Maturing November 16, 2015		496	462,085
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		1,485	1,485,742
DJO Finance, LLC
Term Loan, 3.30%, Maturing May 20, 2014		855	822,317
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		995	870,023
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		1,943	1,900,313
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		1,045	1,043,771
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		322	311,293
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017		2,218	2,109,783
Term Loan, 3.55%, Maturing May 1, 2018		925	876,461
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		450	448,423
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		844	816,207
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		349	351,598
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		2,319	2,226,251
Term Loan, 6.75%, Maturing May 15, 2018		571	547,860
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		920	859,784
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		2,250	2,273,119
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		1,086	1,064,251
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		433	432,037
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		423	401,731
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		1,227	1,173,034
Pharmaceutical Products Development
Term Loan, 6.25%, Maturing December 5, 2018		975	973,781
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		340	338,672
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		1,025	988,991
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,038	986,600
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		371	371,482
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		1,517	1,451,623
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	120	144,227

TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		746	735,367
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		1,026	1,025,470
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		739	726,199
VWR Funding, Inc.
Term Loan, 2.80%, Maturing June 30, 2014		1,472	1,417,108

			$42,944,074

Home Furnishings — 1.2%

Hunter Fan Co.
Term Loan, 2.79%, Maturing April 16, 2014		170	$155,761
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		951	939,920
Term Loan - Second Lien, 5.50%, Maturing February 28, 2014		350	342,125
Oreck Corp.
Term Loan - Second Lien, 4.07%, Maturing March 19, 2016(7)		128	114,731
Sofia III S.A.R.L.
Term Loan, 1.80%, Maturing June 24, 2016	EUR	387	402,163

Yankee Candle Co., Inc. (The)
Term Loan, 2.55%, Maturing February 6, 2014		1,184	1,170,611

			$3,125,311

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Industrial Equipment — 2.3%

Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016	426	$426,582
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014	418	415,743
Term Loan, 4.19%, Maturing June 22, 2015	571	567,256
Colfax Corp.
Term Loan, Maturing December 7, 2018(3)	650	651,117
Generac CCMP Acquisition Corp.
Term Loan, 2.80%, Maturing November 11, 2013	445	440,502
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018	1,295	1,294,955
KION Group GmbH
Term Loan, 3.80%, Maturing December 23, 2014(5)	254	193,525
Term Loan, 4.05%, Maturing December 23, 2015(5)	254	193,525

Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	291	287,593
Polypore, Inc.
Term Loan, 2.30%, Maturing July 3, 2014	1,516	1,484,725

		$5,955,523

Insurance — 3.2%

Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	693	$679,573
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018	3,068	3,029,830
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	550	544,500
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	718	718,049
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	493	492,788
HUB International Holdings, Inc.
Term Loan, 3.08%, Maturing June 13, 2014	178	171,264
Term Loan, 3.08%, Maturing June 13, 2014	794	761,883
Term Loan, 6.75%, Maturing June 13, 2014	269	267,468
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	498	488,488
U.S.I. Holdings Corp.
Term Loan, 2.80%, Maturing May 5, 2014	907	870,960

		$8,024,803

Leisure Goods / Activities / Movies — 7.1%

AMC Entertainment, Inc.
Term Loan, 3.55%, Maturing December 15, 2016	1,912	$1,875,138
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018	672	666,588
Bombardier Recreational Products
Term Loan, 2.90%, Maturing June 28, 2013	975	960,810
Bright Horizons Family Solutions, Inc.
Term Loan, 4.30%, Maturing May 28, 2015	457	453,571
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016	944	939,282
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	1,447	1,446,634
Cinemark USA, Inc.
Term Loan, 3.62%, Maturing April 29, 2016	1,896	1,888,984
Clubcorp Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	1,818	1,818,736
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016	493	492,500
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013	35	35,322
Term Loan, 6.25%, Maturing May 11, 2013	482	480,384
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	1,130	1,126,099
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017	2,030	2,016,393
Revolution Studios Distribution Co., LLC
Term Loan, 4.05%, Maturing December 21, 2014	492	359,393
Term Loan - Second Lien, 7.30%, Maturing June 21, 2015(7)	450	139,230
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017	836	833,165
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	1,075	1,071,641
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018	1,011	1,004,246
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015	480	460,554

		$18,068,670

Lodging and Casinos — 3.0%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018	521	$521,496
Caesars Entertainment Operating Co.
Term Loan, 3.42%, Maturing January 28, 2015	2,050	1,783,313
Term Loan, 9.50%, Maturing October 31, 2016	980	976,172

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Lodging and Casinos (continued)

Gala Group, Ltd.
Term Loan, 5.77%, Maturing May 30, 2018	GBP	825	$956,915
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		409	411,302
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		471	469,273
Las Vegas Sands, LLC
Term Loan, 2.93%, Maturing November 23, 2016		291	280,490
Term Loan, 2.93%, Maturing November 23, 2016		1,154	1,109,068
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		588	514,932
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		572	574,760
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		105	114,591

			$7,712,312

Nonferrous Metals / Minerals — 1.6%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		1,883	$1,883,250
Noranda Aluminum Acquisition Corp.
Term Loan, 2.05%, Maturing May 16, 2014		44	43,539
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		324	319,487
Term Loan, 3.75%, Maturing March 10, 2017		1,361	1,341,512
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.93%, Maturing May 8, 2016		508	494,730

			$4,082,518

Oil and Gas — 3.1%

Buffalo Gulf Coast Terminals, LLC
Term Loan, 7.50%, Maturing October 31, 2017		274	$275,684
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		97	97,621
Term Loan, 9.00%, Maturing June 23, 2017		1,256	1,280,365
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		2,006	1,983,574
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		1,045	1,046,492
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		623	623,048
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,772	1,770,213
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		52	52,508
Term Loan, 6.50%, Maturing April 20, 2017		86	85,965
Term Loan, 6.50%, Maturing April 20, 2017		648	648,755

			$7,864,225

Publishing — 5.6%

Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		545	$532,251
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014		618	548,166
Term Loan, 4.80%, Maturing December 30, 2016		500	442,500
Term Loan, 4.80%, Maturing December 30, 2016		605	535,535
Term Loan, 6.00%, Maturing December 30, 2016	EUR	236	273,182
Term Loan, 6.00%, Maturing December 30, 2016	EUR	264	305,186
GateHouse Media Operating, Inc.
Term Loan, 2.30%, Maturing August 28, 2014		321	72,952
Term Loan, 2.30%, Maturing August 28, 2014		717	162,739
Term Loan, 2.55%, Maturing August 28, 2014		346	78,564
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		1,471	1,475,937
Instant Web, Inc.
Term Loan, 3.67%, Maturing August 7, 2014		84	79,459
Term Loan, 3.67%, Maturing August 7, 2014		807	762,252
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		1,138	1,128,296
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		3,082	2,878,757
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		59	55,528
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		645	621,252
Nelson Education, Ltd.
Term Loan, 3.08%, Maturing July 3, 2014		231	186,327
Nielsen Finance, LLC
Term Loan, 2.28%, Maturing August 9, 2013		1,903	1,883,228
Term Loan, 3.53%, Maturing May 2, 2016		992	973,525
Term Loan, 4.03%, Maturing May 2, 2016		975	964,967
SGS International, Inc.
Term Loan, 3.80%, Maturing September 30, 2013		257	254,844

			$14,215,447

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Radio and Television — 4.0%

Block Communications, Inc.
Term Loan, 2.30%, Maturing December 21, 2012		423	$419,299
Clear Channel Communication
Term Loan, 3.95%, Maturing January 28, 2016		1,000	741,944
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		2,625	2,575,235
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018		275	275,458
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		278	272,123
Gray Television, Inc.
Term Loan, 3.78%, Maturing December 31, 2014		347	337,310
HIT Entertainment, Inc.
Term Loan, 5.52%, Maturing June 1, 2012		576	575,731
Lin Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		300	298,875
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		259	258,653
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		406	404,570
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		448	429,840
Sinclair Television Group, Inc.
Term Loan, Maturing December 15, 2016(3)		375	374,991
Tyrol Acquisition 2 SAS
Term Loan, 4.83%, Maturing January 29, 2016	EUR	500	533,555
Term Loan, 5.08%, Maturing January 29, 2016	EUR	500	533,555
Univision Communications, Inc.
Term Loan, 2.30%, Maturing September 29, 2014		743	711,344
Term Loan, 4.55%, Maturing March 31, 2017		1,743	1,560,553

			$10,303,036

Retailers (Except Food and Drug) — 5.8%

99 Cents Only Store
Term Loan, Maturing December 28, 2018(3)		250	$247,813
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		1,760	1,754,774
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		647	633,815
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		911	912,030
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		871	820,129
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,419	1,365,905
Michael Stores, Inc.
Term Loan, 5.02%, Maturing July 29, 2016		1,574	1,548,718
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		1,550	1,499,303
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		1,619	1,581,894
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		899	898,937
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		581	575,061
Service Master Co.
Term Loan, 2.80%, Maturing July 24, 2014		135	129,346
Term Loan, 2.83%, Maturing July 24, 2014		1,358	1,298,851
Visant Holding Corp.
Term Loan, 5.26%, Maturing December 22, 2016		659	619,757
Vivarte SA
Term Loan - Second Lien, 4.70%, Maturing September 8, 2016	EUR	13	10,044
Term Loan - Second Lien, 4.70%, Maturing September 8, 2016	EUR	88	70,307
Term Loan - Second Lien, 4.70%, Maturing September 8, 2016	EUR	900	723,162

			$14,689,846

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		347	$344,987
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		498	491,281

			$836,268

Surface Transport — 1.1%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		1,787	$1,757,841
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		1,048	1,051,405

			$2,809,246

Telecommunications — 5.7%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		916	$860,042

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Telecommunications (continued)

Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		423	$420,761
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		5,174	5,163,223
Macquarie UK Broadcast, Ltd.
Term Loan, 3.02%, Maturing December 1, 2014	GBP	414	558,789
MetroPCS Wireless
Term Loan, 4.06%, Maturing March 16, 2018		3,049	2,973,141
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		911	901,600
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		473	470,557
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		743	743,428
Telesat Canada
Term Loan, 3.30%, Maturing October 31, 2014		150	149,122
Term Loan, 3.30%, Maturing October 31, 2014		1,750	1,736,024
Windstream Corp.
Term Loan, 3.13%, Maturing December 17, 2015		622	617,833

			$14,594,520

Utilities — 3.7%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		1,290	$1,290,855
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		473	464,551
Term Loan, 4.50%, Maturing April 2, 2018		2,407	2,362,688
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016		249	252,056
Term Loan, 9.25%, Maturing August 4, 2016		474	482,019
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		265	251,755
Invenergy, LLC
Term Loan, 9.00%, Maturing November 21, 2017		375	370,313
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		2,239	2,237,351
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.78%, Maturing October 10, 2017		2,601	1,655,939

			$9,367,527

Total Senior Floating-Rate Interests
(identified cost $375,092,270)			$365,280,715

Corporate Bonds & Notes — 7.2%

		Principal
		Amount*
Security		(000’s omitted)	Value

Automotive — 0.0%(2)

American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)		77	$83,930

			$83,930

Broadcast Radio and Television — 0.2%

LBI Media, Inc., Sr. Disc. Notes
11.00%, 10/15/13		15	$13,425
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)		485	552,900

			$566,325

Building and Development — 0.3%

AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		925	$848,687

			$848,687

Business Equipment and Services — 0.5%

Education Management, LLC, Sr. Notes
8.75%, 6/1/14		210	$211,575
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15		900	963,000

			$1,174,575

Chemicals and Plastics — 0.0%(2)

INEOS Group Holdings PLC, Sr. Sub. Notes
8.50%, 2/15/16(8)		75	$60,000

			$60,000

Conglomerates — 0.0%(2)

RBS Global & Rexnord Corp.
11.75%, 8/1/16		90	$94,950

			$94,950

Containers and Glass Products — 0.2%

Berry Plastics Corp., Sr. Notes
5.153%, 2/15/15(9)		500	$496,250

			$496,250

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Cosmetics / Toiletries — 0.1%

Revlon Consumer Products Corp.
9.75%, 11/15/15(8)	165	$176,344

		$176,344

Equipment Leasing — 0.5%

International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14	1,000	$960,000
6.75%, 9/1/16(8)	175	180,250
7.125%, 9/1/18(8)	175	182,000

		$1,322,250

Financial Intermediaries — 0.3%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	500	$472,500
Ford Motor Credit Co., LLC, Sr. Notes
8.00%, 12/15/16	125	142,168

		$614,668

Forest Products — 0.0%(2)

Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16	75	$31,125

		$31,125

Health Care — 0.2%

Biomet, Inc.
10.375%, 10/15/17(5)	55	$59,812
11.625%, 10/15/17	280	305,200

		$365,012

Industrial Equipment — 0.4%

Terex Corp., Sr. Notes
10.875%, 6/1/16	1,000	$1,110,000

		$1,110,000

Insurance — 0.1%

Alliant Holdings I, Inc.
11.00%, 5/1/15(8)	25	$25,875
HUB International Holdings, Inc., Sr. Notes
9.00%, 12/15/14(8)	70	70,525
USI Holdings Corp., Sr. Notes
4.332%, 11/15/14(8)(9)	35	32,113

		$128,513

Leisure Goods / Activities / Movies — 0.1%

AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	60	$62,400
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	50	52,750
6.875%, 12/1/13	20	21,200
7.25%, 6/15/16	10	10,800
7.25%, 3/15/18	20	21,050

		$168,200

Lodging and Casinos — 0.7%

Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(8)	265	$86,125
CCM Merger, Inc.
8.00%, 8/1/13(8)	30	29,100
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(5)(8)	173	92,387
8.75%, 11/30/20(8)	74	71,780
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	85	57,375
7.125%, 8/15/14	120	57,300
6.875%, 2/15/15	115	51,750
Peninsula Gaming, LLC
10.75%, 8/15/17	1,000	1,052,500
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	165	159,637
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(7)(8)	112	64,647

		$1,722,601

Nonferrous Metals / Minerals — 0.1%

Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19	330	$358,050

		$358,050

Oil and Gas — 0.1%

Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	65	$70,850
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	65	74,100
SESI, LLC, Sr. Notes
6.875%, 6/1/14	30	30,300

		$175,250

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Publishing — 0.7%

Laureate Education, Inc.
10.00%, 8/15/15(8)	1,045	$1,071,125
10.25%, 8/15/15(5)(8)	626	644,662
11.75%, 8/15/17(8)	45	46,575

		$1,762,362

Radio and Television — 0.4%

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)	1,000	$985,000

		$985,000

Rail Industries — 0.0%(2)

American Railcar Industry, Sr. Notes
7.50%, 3/1/14	100	$100,500

		$100,500

Retailers (Except Food and Drug) — 0.5%

Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	220	$221,100
Toys ‘‘R” Us
10.75%, 7/15/17	1,000	1,098,750

		$1,319,850

Steel — 0.0%(2)

RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(6)(7)	240	$24

		$24

Telecommunications — 0.1%

Intelsat Bermuda, Ltd.
11.25%, 6/15/16	205	$215,891

		$215,891

Utilities — 1.7%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	2,375	$2,553,125
7.875%, 1/15/23(8)	1,700	1,836,000
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	10	10,050

		$4,399,175

Total Corporate Bonds & Notes
(identified cost $18,247,366)		$18,279,532

Asset-Backed Securities — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 7.046%, 12/15/20(9)	$249	$199,857
Avalon Capital Ltd. 3, Series 1A, Class D, 2.456%, 2/24/19(8)(9)	295	210,293
Babson Ltd., Series 2005-1A, Class C1, 2.353%, 4/15/19(8)(9)	376	254,699
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.903%, 8/11/16(8)(9)	500	417,619
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.038%, 3/8/17(9)	492	359,755
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.153%, 7/17/19(9)	500	341,502
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.324%, 3/25/20(8)(9)	1,000	738,498
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.668%, 4/25/21(8)(9)	1,000	677,970

Total Asset-Backed Securities
(identified cost $4,389,097)		$3,200,193

Common Stocks — 1.8%

Security	Shares	Value

Automotive — 0.3%

Dayco Products, LLC(10)(11)	10,159	$413,979
Hayes Lemmerz International, Inc.(10)(11)	8,949	485,484

		$899,463

Building and Development — 0.1%

Panolam Industries International, Inc.(7)(10)(12)	131	$111,879
United Subcontractors, Inc.(7)(10)(11)	277	16,206

		$128,085

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Manufacturing — 0.0%(2)

MEGA Brands, Inc.(10)	8,319	$66,629

		$66,629

Financial Intermediaries — 0.0%(2)

RTS Investor Corp.(7)(10)(11)	41	$10,789

		$10,789

Food Service — 0.0%

Buffets, Inc.(7)(10)	12,234	$0

		$0

Home Furnishings — 0.1%

Oreck Corp.(7)(10)(11)	2,275	$159,728
Sanitec Europe Oy B Units(10)(11)	26,249	89,178
Sanitec Europe Oy E Units(7)(10)(11)	25,787	0

		$248,906

Leisure Goods / Activities / Movies — 0.2%

Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	22,424	$469,036

		$469,036

Lodging and Casinos — 0.2%

Greektown Superholdings, Inc.(10)	45	$3,037
Herbst Gaming, Inc.(7)(10)(11)	23,498	143,575
Tropicana Entertainment, Inc.(10)(11)	25,430	348,602

		$495,214

Nonferrous Metals / Minerals — 0.1%

Euramax International, Inc.(7)(10)(11)	468	$140,250

		$140,250

Oil and Gas — 0.0%(2)

SemGroup Corp.(10)	750	$19,545

		$19,545

Publishing — 0.7%

Ion Media Networks, Inc.(7)(10)(11)	2,155	$1,724,000
MediaNews Group, Inc.(7)(10)(11)	5,771	114,212
SuperMedia, Inc.(10)(11)	3,353	8,852

		$1,847,064

Steel — 0.1%

RathGibson Acquisition Co., LLC(7)(10)(12)	10,700	$330,630

		$330,630

Total Common Stocks
(identified cost $2,576,975)		$4,655,611

Warrants — 0.0%(2)

Security	Shares	Value

Oil and Gas — 0.0%(2)

SemGroup Corp., Expires 11/30/14(10)	789	$4,418

		$4,418

Publishing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(7)(10)(11)	781	$0

		$0

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(7)(10)(11)	4,188	$0
Oriental Trading Co., Inc., Expires 2/11/16(7)(10)(11)	3,817	0

		$0

Total Warrants
(identified cost $8)		$4,418

Miscellaneous — 0.0%(2)

Security	Shares	Value

Business Equipment and Services — 0.0%(2)

NCS Acquisition Corp., Escrow Certificate(7)(10)	20,000	$1,379

		$1,379

Cable and Satellite Television — 0.0%(2)

Adelphia Recovery Trust(10)	261,268	$1,568
Adelphia, Inc., Escrow Certificate(10)	270,000	769

		$2,715

Total Miscellaneous
(identified cost $251,158)		$4,094

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.5%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.06%(13)	$14,760	$14,760,382
State Street Bank and Trust Euro Time Deposit, 0.01%, 1/3/12	1,655	1,655,094

Total Short-Term Investments
(identified cost $16,415,476)		$16,415,476

Total Investments — 160.3%
(identified cost $416,972,350)		$407,840,039

Less Unfunded Loan Commitments — (0.1)%		$(61,125)

Net Investments — 160.2%
(identified cost $416,911,225)		$407,778,914

Other Assets, Less Liabilities — (17.0)%		$(43,289,996)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (43.2)%		$(110,000,723)

Net Assets Applicable to Common Shares — 100.0%		$254,488,195

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.
(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)	Amount is less than 0.05%.
(3)	This Senior Loan will settle after December 31, 2011, at which time the interest rate will be determined.
(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.
(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.
(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).
(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $12,624,366 or 5.0% of the Trust’s net assets applicable to common shares
(9)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2011.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Restricted security (see Note 8).
(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2011

Unaffiliated investments, at value (identified cost, $402,150,843)	$393,018,532
Affiliated investment, at value (identified cost, $14,760,382)	14,760,382
Cash	3,013,196
Foreign currency, at value (identified cost, $11,499)	11,521
Interest receivable	1,599,408
Interest receivable from affiliated investment	834
Receivable for investments sold	155,750
Receivable for open forward foreign currency exchange contracts	652,334
Prepaid expenses and other assets	20,553

Total assets	$413,232,510

Liabilities

Notes payable	$36,000,000
Payable for investments purchased	10,357,993
Distributions payable	1,837,627
Payable to affiliates:
Investment adviser fee	282,820
Administration fee	85,187
Trustees’ fees	3,400
Accrued expenses	176,565

Total liabilities	$48,743,592

Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,000,723

Net assets applicable to common shares	$254,488,195

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 36,752,548 shares issued and outstanding	$367,525
Additional paid-in capital	320,528,573
Accumulated net realized loss	(58,749,370)
Accumulated undistributed net investment income	851,074
Net unrealized depreciation	(8,509,607)

Net assets applicable to common shares	$254,488,195

Net Asset Value Per Common Share

($254,488,195 ÷ 36,752,548 common shares issued and outstanding)	$6.92

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	December 31, 2011

Interest and other income	$10,460,761
Interest allocated from affiliated investment	7,256
Expenses allocated from affiliated investment	(1,376)

Total investment income	$10,466,641

Expenses

Investment adviser fee	$1,679,262
Administration fee	505,802
Trustees’ fees and expenses	6,695
Custodian fee	132,988
Transfer and dividend disbursing agent fees	10,517
Legal and accounting services	79,517
Printing and postage	29,153
Interest expense and fees	296,458
Preferred shares service fee	81,941
Miscellaneous	59,194

Total expenses	$2,881,527

Net investment income	$7,585,114

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(482,999)
Investment transactions allocated from affiliated investment	395
Foreign currency and forward foreign currency exchange contract transactions	1,158,700

Net realized gain	$676,096

Change in unrealized appreciation (depreciation) —
Investments	$(10,919,709)
Foreign currency and forward foreign currency exchange contracts	637,516

Net change in unrealized appreciation (depreciation)	$(10,282,193)

Net realized and unrealized loss	$(9,606,097)

Distributions to preferred shareholders

From net investment income	$(46,103)

Net decrease in net assets from operations	$(2,067,086)

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	June 30, 2011

From operations —
Net investment income	$7,585,114	$15,386,479
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	676,096	(6,966,293)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(10,282,193)	27,090,679
Distributions to preferred shareholders —
From net investment income	(46,103)	(218,335)

Net increase (decrease) in net assets from operations	$(2,067,086)	$35,292,530

Distributions to common shareholders —
From net investment income	$(9,371,900)	$(16,171,463)

Total distributions to common shareholders	$(9,371,900)	$(16,171,463)

Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$1,065,574

Net increase in net assets from capital share transactions	$—	$1,065,574

Net increase (decrease) in net assets	$(11,438,986)	$20,186,641

Net Assets Applicable to Common Shares

At beginning of period	$265,927,181	$245,740,540

At end of period	$254,488,195	$265,927,181

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$851,074	$2,683,963

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Statement of Cash Flows

Six Months Ended
December 31, 2011
Cash Flows From Operating Activities	(Unaudited)

Net decrease in net assets from operations	$(2,067,086)
Distributions to preferred shareholders	46,103

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(2,020,983)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(71,697,490)
Investments sold and principal repayments	70,990,143
Increase in short-term investments, net	(123,007)
Net amortization/accretion of premium (discount)	(876,816)
Decrease in restricted cash	265,564
Decrease in interest and dividends receivable	211,069
Decrease in interest receivable from affiliated investment	103
Increase in receivable for investments sold	(151,906)
Increase in receivable for open forward foreign currency exchange contracts	(357,454)
Increase in prepaid expenses and other assets	(6,042)
Increase in payable for investments purchased	1,282,855
Decrease in payable for open forward foreign currency exchange contracts	(298,485)
Increase in payable to affiliate for investment adviser fee	1,401
Increase in payable to affiliate for administration fee	425
Decrease in payable to affiliate for Trustees’ fees	(50)
Decrease in accrued expenses	(58,272)
Decrease in unfunded loan commitments	(1,088,743)
Net change in unrealized (appreciation) depreciation from investments	10,919,709
Net realized loss from investments	482,999

Net cash provided by operating activities	$7,475,020

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(7,534,273)
Cash distributions to preferred shareholders	(46,596)

Net cash used in financing activities	$(7,580,869)

Net decrease in cash*	$(105,849)

Cash at beginning of period(1)	$3,130,566

Cash at end of period(1)	$3,024,717

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$298,620

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $897.
(1)	Balance includes foreign currency, at value.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$7.240		$6.710	$5.480	$7.480	$8.800	$8.740

Income (Loss) From Operations

Net investment income(1)	$0.206		$0.420	$0.395	$0.492	$0.742	$0.801
Net realized and unrealized gain (loss)	(0.270)		0.557	1.198	(2.012)	(1.324)	0.060
Distributions to preferred shareholders from net investment income(1)	(0.001)		(0.006)	(0.006)	(0.033)	(0.133)	(0.154)

Total income (loss) from operations	$(0.065)		$0.971	$1.587	$(1.553)	$(0.715)	$0.707

Less Distributions to Common Shareholders

From net investment income	$(0.255)		$(0.441)	$(0.357)	$(0.439)	$(0.605)	$(0.647)
Tax return of capital	—		—	—	(0.008)	—	—

Total distributions to common shareholders	$(0.255)		$(0.441)	$(0.357)	$(0.447)	$(0.605)	$(0.647)

Net asset value — End of period (Common shares)	$6.920		$7.240	$6.710	$5.480	$7.480	$8.800

Market value — End of period (Common shares)	$6.530		$7.200	$6.630	$4.690	$6.620	$8.570

Total Investment Return on Net Asset Value(2)	(1.37)	%(3)	14.80%	29.77%	(18.99)%	(7.58)%	8.70%

Total Investment Return on Market Value(2)	(6.41)	%(3)	15.55%	49.83%	(21.66)%	(16.01)%	13.81%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended June 30,
	December 31, 2011
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$254,488		$265,927	$245,741	$200,183	$272,941	$320,943
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses before custodian fee reduction excluding interest and fees	2.02	%(5)	1.95%	2.05%	2.44%	2.22%	2.21%
Interest and fee expense	0.23	%(5)	0.23%	0.25%	0.99%	1.95%	2.16%
Total expenses before custodian fee reduction	2.25	%(5)	2.18%	2.30%	3.43%	4.17%	4.36%
Expenses after custodian fee reduction excluding interest and fees	2.02	%(5)	1.95%	2.05%	2.44%	2.22%	2.20%
Net investment income	5.92	%(5)	5.90%	6.08%	9.64%	9.47%	9.11%
Portfolio Turnover	18	%(3)	53%	43%	18%	26%	64%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(6)	1.28	%(5)	1.26%	1.31%	1.54%	1.60%	1.64%
Interest and fee expense	0.15	%(5)	0.15%	0.16%	0.62%	1.41%	1.61%
Total expenses	1.43	%(5)	1.41%	1.47%	2.16%	3.01%	3.25%
Net investment income	3.76	%(5)	3.82%	3.90%	6.06%	6.84%	6.79%

Senior Securities:
Total notes payable outstanding (in 000’s)	$36,000		$36,000	$31,000	$3,000	$105,000	$110,000
Asset coverage per $1,000 of notes payable(7)	$11,125		$11,442	$12,476	$104,397	$4,648	$4,918
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(8)	$68,577		$70,536	$68,571	$69,290	$56,770	$61,489
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 274% at December 31, 2011, and 282%, 274%, 277%, 227% and 246% at June 30, 2011, 2010, 2009, 2008 and 2007, respectively.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2011, the Trust, for federal income tax purposes, had a capital loss carryforward of $58,250,416 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2012 ($6,681,243), June 30, 2016 ($52,501), June 30, 2017 ($21,938,328), June 30, 2018 ($22,498,410) and June 30, 2019 ($7,079,934). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2011.

Additionally, at June 30, 2011, the Trust had a net capital loss of $1,170,932 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Trust’s taxable year ending June 30, 2012.

As of December 31, 2011, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At December 31, 2011, the Trust had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

L Interim Financial Statements — The interim financial statements relating to December 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction.

The number of APS issued and outstanding as of December 31, 2011 is as follows:

APS Issued and
Outstanding

Series A	2,200
Series B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2011, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend	Dividends	Average APS	Dividend
	Rates at	Accrued to APS	Dividend	Rate
	December 31, 2011	Shareholders	Rates	Ranges (%)

Series A	0.04%	$25,828	0.09%	0.04–0.15
Series B	0.16	20,275	0.07	0.04–0.16

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of December 31, 2011.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.83% of the Trust’s average weekly gross assets and is payable monthly. Gross assets are referred to herein represent net assets plus obligations attributable to investment leverage. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate will be reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended December 31, 2011, the Trust’s investment adviser fee totaled $1,679,262. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2011, the administration fee amounted to $505,802.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $71,697,490 and $70,990,143, respectively, for the six months ended December 31, 2011.

6 Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended December 31, 2011. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the year ended June 30, 2011 were 149,763.

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$416,935,290

Gross unrealized appreciation	$5,353,188
Gross unrealized depreciation	(14,509,564)

Net unrealized depreciation	$(9,156,376)

8 Restricted Securities

At December 31, 2011, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Panolam Industries International, Inc.	12/30/09	131	$71,985	$111,879
RathGibson Acquisition Co., LLC	6/14/10	10,700	56,785	330,630

Total Restricted Securities			$128,770	$442,509

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

9 Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Appreciation

1/31/12	British Pound Sterling 343,519	United States Dollar 552,774	JPMorgan Chase Bank	$19,412
1/31/12	Euro 3,881,345	United States Dollar 5,511,199	Deutsche Bank	486,941
2/29/12	British Pound Sterling 2,845,294	United States Dollar 4,419,567	JPMorgan Chase Bank	3,129
2/29/12	Euro 3,386,309	United States Dollar 4,526,479	Citibank NA	141,810

				$651,292

Purchases
				Net Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Appreciation

3/30/12	British Pound Sterling 160,882	United States Dollar 248,780	Goldman Sachs, Inc.	$861
3/30/12	Euro 1,830,146	United States Dollar 2,370,359	HSBC Bank USA	181

				$1,042

At December 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2011, the Trust had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At December 31, 2011, the maximum amount of loss the Trust would incur due to counterparty risk was $652,334, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $486,941. To mitigate this risk, the Trust has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S.

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

Government securities or highly-rated bonds for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2011 was as follows:

Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward Foreign Currency Exchange Contracts	$652,334(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Forward Foreign Currency Exchange Contracts	$1,442,400(1)	$655,939(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2011, which is indicative of the volume of this derivative type, was approximately $23,522,000.

10 Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $50 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Trust also pays a program fee of 0.60% (0.75% prior to November 10, 2011) per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.45% (0.50% prior to November 10, 2011) per annum on the amount of the facility. Program and liquidity fees for the six months ended December 31, 2011 totaled $254,366 and are included in interest expense on the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2011, the Trust had borrowings outstanding under the Agreement of $36,000,000 at an interest rate of 0.32%. The carrying amount of the borrowings at December 31, 2011 approximated its fair value. For the six months ended December 31, 2011, the average borrowings under the Agreement and the average annual interest rate were $36,000,000 and 0.23%, respectively.

11 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12 Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$364,842,309	$377,281	$365,219,590
Corporate Bonds & Notes	—	18,214,861	64,671	18,279,532
Asset-Backed Securities	—	3,200,193	—	3,200,193
Common Stocks	95,026	1,809,316	2,751,269	4,655,611
Warrants	—	4,418	0	4,418
Miscellaneous	—	2,715	1,379	4,094
Short-Term Investments	—	16,415,476	—	16,415,476

Total Investments	$95,026	$404,489,288	$3,194,600	$407,778,914

Forward Foreign Currency Exchange Contracts	$—	$652,334	$—	$652,334

Total	$95,026	$405,141,622	$3,194,600	$408,431,248

Eaton Vance
Senior Income Trust

December 31, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments	Investments in
	Senior	in Corporate	Common Stocks,
	Floating-Rate	Bonds &	Warrants and
	Interests	Notes	Miscellaneous	Total

Balance as of June 30, 2011	$810,063	$185,452	$3,601,369	$4,596,884
Realized gains (losses)	(406,934)	114,171	46,092	(246,671)
Change in net unrealized appreciation (depreciation)*	436,417	(32,215)	38,509	442,711
Cost of purchases(1)	6,566	4,838	—	11,404
Proceeds from sales(1)	(506,081)	(208,795)	(108,694)	(823,570)
Accrued discount (premium)	2,780	1,220	—	4,000
Transfers to Level 3**	49,712	—	150,979	200,691
Transfers from Level 3**	(15,242)	—	(975,607)	(990,849)

Balance as of December 31, 2011	$377,281	$64,671	$2,752,648	$3,194,600

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2011*	$(28,418)	$(6,592)	$64,250	$29,240

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Senior Income Trust

December 31, 2011

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on October 28, 2011. The following action was taken by the shareholders:

Item 1: The election of Benjamin C. Esty, Thomas E. Faust Jr. and Ronald A. Pearlman as Class I Trustees of the Fund for a three-year term expiring in 2014. Mr. Pearlman was designated the nominee to be elected by APS shareholders.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Benjamin C. Esty	34,659,471	1,117,927
Thomas E. Faust Jr.	34,673,591	1,103,807

Nominee for Trustee	Number of Shares
Elected by APS Shareholders	For	Withheld

Ronald A. Pearlman	2,307	176

Eaton Vance
Senior Income Trust

December 31, 2011

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2011, Trust records indicate that there are 407 registered shareholders and approximately 11,198 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

Eaton Vance
Senior Income Trust

December 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

171-2/12	SITSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President
Date: February 7, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: February 7, 2012

By:	/s/ Scott H. Page
Scott H. Page
President

Date: February 7, 2012